UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09397

                           The Gabelli Utilities Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                           THE GABELLI UTILITIES FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     The net asset value ("NAV") per share of The Gabelli Utilities Fund (the "Fund") declined 8.68% during the third quarter of 2008 while the Standard & Poor's ("S&P") 500 Utilities Index and the Lipper Utility Fund Average were down 18.01% and 20.34%, respectively.

     Enclosed is the portfolio of investments as of September 30, 2008.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                        Since
                                              Year to                                 Inception
                                   Quarter      Date     1 Year     3 Year   5 Year   (8/31/99)
                                   -------    -------    ------     ------   ------   ---------
GABELLI UTILITIES FUND
   CLASS AAA...................     (8.68)%   (13.27)%   (11.07)%   3.44%     9.72%    7.47%
S&P 500 Utilities Index........    (18.01)    (20.27)    (14.25)    2.86     12.54     4.25
Lipper Utility Fund Average....    (20.34)    (23.68)    (19.81)    2.78     11.89     4.52
Class A........................     (8.65)    (13.32)    (11.14)    3.42      9.69     7.49
                                   (13.90)(b) (18.31)(b) (16.25)(b) 1.40(b)   8.39(b)  6.79(b)
Class B........................     (8.82)    (13.86)    (11.87)    2.65      8.86     6.93
                                   (13.38)(c) (18.17)(c) (16.28)(c) 1.69(c)   8.58(c)  6.93
Class C........................     (8.89)    (13.80)    (11.82)    2.68      8.89     6.97
                                    (9.80)(d) (14.66)(d) (12.70)(d) 2.68      8.89     6.97
Class I........................     (8.55)    (13.15)    (10.95)    3.49      9.75     7.48

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.41%, 1.41%, 2.16%, 2.16%, AND 1.16%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE VALUE OF UTILITY STOCKS CHANGE AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL, AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2002 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER UTILITY FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI UTILITIES FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
-----------                                                        -------------
              COMMON STOCKS -- 82.5%
              ENERGY AND UTILITIES -- 68.2%
              ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.1%
      4,000   Ormat Industries Ltd. ............................   $      45,097
     21,000   Ormat Technologies Inc. ..........................         762,930
                                                                   -------------
                                                                         808,027
                                                                   -------------
              ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 39.2%
    218,000   Allegheny Energy Inc. ............................       8,015,860
     50,000   ALLETE Inc. ......................................       2,225,000
     68,000   Alliant Energy Corp. .............................       2,190,280
    100,000   Ameren Corp. .....................................       3,903,000
    200,000   American Electric Power Co. Inc. .................       7,406,000
    205,000   Avista Corp. .....................................       4,450,550
    150,000   Black Hills Corp. ................................       4,660,500
     32,000   Central Vermont Public Service
                 Corp. .........................................         750,080
     35,000   Cleco Corp. ......................................         883,750
     70,000   CMS Energy Corp. .................................         872,900
    110,000   Constellation Energy Group Inc. ..................       2,673,000
     95,000   Dominion Resources Inc. ..........................       4,064,100
    402,000   DPL Inc. .........................................       9,969,600
      6,000   DTE Energy Co. ...................................         240,720
    350,000   Duke Energy Corp. ................................       6,100,500
      6,000   E.ON AG ..........................................         300,536
     62,000   Edison International .............................       2,473,800
    170,000   El Paso Electric Co.+ ............................       3,570,000
     98,500   Endesa SA ........................................       3,566,539
      3,000   Entergy Corp. ....................................         267,030
     50,000   FirstEnergy Corp. ................................       3,349,500
    125,000   Florida Public Utilities Co. .....................       1,612,500
    270,000   FPL Group Inc. ...................................      13,581,000
    529,000   Great Plains Energy Inc. .........................      11,754,380
    340,000   Hawaiian Electric Industries Inc. ................       9,897,400
    265,000   Integrys Energy Group Inc. .......................      13,234,100
    405,000   LSI Corp.+ .......................................       2,170,800
     56,900   Maine & Maritimes Corp.+ .........................       1,874,855
    248,000   MGE Energy Inc. ..................................       8,816,400
    178,000   NiSource Inc. ....................................       2,627,280
    368,000   NorthWestern Corp. ...............................       9,247,840
    110,000   NRG Energy Inc.+ .................................       2,722,500
    199,500   OGE Energy Corp. .................................       6,160,560
    120,000   Otter Tail Corp. .................................       3,687,600
     40,000   PG&E Corp. .......................................       1,498,000
    150,000   Pinnacle West Capital Corp. ......................       5,161,500
    510,000   PNM Resources Inc. ...............................       5,222,400
     46,000   PPL Corp. ........................................       1,702,920
    202,000   Progress Energy Inc. .............................       8,712,260
    108,000   Public Service Enterprise Group Inc. .............       3,541,320
    435,000   Puget Energy Inc. ................................      11,614,500
    172,000   SCANA Corp. ......................................       6,695,960
    240,000   Southern Co. .....................................       9,045,600
    130,000   TECO Energy Inc. .................................       2,044,900
    133,000   The Empire District Electric Co. .................       2,839,550
    139,400   Unisource Energy Corp. ...........................       4,069,086
    104,200   Unitil Corp. .....................................       2,718,578

                                                                      MARKET
   SHARES                                                             VALUE
-----------                                                        -------------
    310,000   Vectren Corp. ....................................   $   8,633,500
    670,000   Westar Energy Inc. ...............................      15,436,800
    200,000   Wisconsin Energy Corp. ...........................       8,980,000
    210,000   Xcel Energy Inc. .................................       4,197,900
                                                                   -------------
                                                                     261,435,234
                                                                   -------------
              ENERGY AND UTILITIES:
              ELECTRIC TRANSMISSION AND DISTRIBUTION -- 7.0%
    264,640   CH Energy Group Inc. .............................      11,530,365
    220,000   Consolidated Edison Inc. .........................       9,451,200
    130,000   Exelon Corp. .....................................       8,140,600
    180,000   Northeast Utilities ..............................       4,617,000
    275,000   NSTAR ............................................       9,212,500
    110,000   Pepco Holdings Inc. ..............................       2,520,100
      6,000   Red Electrica Corporacion SA .....................         302,817
     16,666   UIL Holdings Corp. ...............................         572,144
                                                                   -------------
                                                                      46,346,726
                                                                   -------------
              ENERGY AND UTILITIES: GLOBAL UTILITIES -- 3.7%
      4,000   Areva SA .........................................       3,067,194
     24,000   Chubu Electric Power Co. Inc. ....................         560,763
    195,000   Electric Power Development Co. Ltd. ..............       6,215,505
        300   Electricite de France ............................          21,512
    120,000   Enel SpA .........................................         995,030
      4,000   Energias de Portugal SA, ADR .....................         165,131
    100,000   Hera SpA .........................................         273,535
     12,000   Hokkaido Electric Power Co. Inc. .................         248,225
     24,000   Hokuriku Electric Power Co. ......................         574,303
     37,000   Huaneng Power International Inc., ADR ............         984,940
     55,028   Iberdrola SA .....................................         553,125
     20,901   Iberdrola SA, ADR ................................         838,483
    100,000   Korea Electric Power Corp., ADR ..................       1,239,000
     40,000   Kyushu Electric Power Co. Inc. ...................         827,418
      8,775   National Grid plc, ADR ...........................         563,531
      2,000   Niko Resources Ltd. ..............................         107,512
     24,000   Shikoku Electric Power Co. Inc. ..................         600,254
      2,000   Snam Rete Gas SpA ................................          12,023
     24,000   The Chugoku Electric Power Co. Inc. ..............         490,809
    100,000   The Kansai Electric Power Co. Inc. ...............       2,209,581
     34,000   The Tokyo Electric Power Co. Inc. ................         827,982
    140,000   Tohoku Electric Power Co. Inc. ...................       2,994,688
                                                                   -------------
                                                                      24,370,544
                                                                   -------------
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.3%
     40,000   Mirant Corp.+ ....................................         731,600
     40,000   Mirant Corp., Escrow+ (a) ........................               0
     15,000   Mirant Corp., Escrow+ (a) ........................               0
     90,000   The AES Corp.+ ...................................       1,052,100
                                                                   -------------
                                                                       1,783,700
                                                                   -------------
              ENERGY AND UTILITIES: NATURAL GAS
                 INTEGRATED -- 7.8%
    500,000   El Paso Corp. ....................................       6,380,000
     20,000   Energen Corp. ....................................         905,600
     93,000   EnergySouth Inc. .................................       5,712,990
    445,000   National Fuel Gas Co. ............................      18,770,100
    178,000   ONEOK Inc. .......................................       6,123,200
    310,000   Southern Union Co. ...............................       6,401,500

               See accompanying notes to schedule of investments.

THE GABELLI UTILITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                        -------------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED
                 (CONTINUED)
    330,000   Spectra Energy Corp. .............................   $   7,854,000
                                                                   -------------
                                                                      52,147,390
                                                                   -------------
              ENERGY AND UTILITIES: NATURAL GAS
                 UTILITIES -- 4.4%
      1,000   Atlas America Inc. ...............................          34,110
    110,000   Atmos Energy Corp. ...............................       2,928,200
     51,000   Chesapeake Utilities Corp. .......................       1,693,710
    118,500   Corning Natural Gas Corp.+ .......................       1,907,850
     10,300   Delta Natural Gas Co. Inc. .......................         263,783
     25,000   Enagas ...........................................         534,963
     27,000   Nicor Inc. .......................................       1,197,450
     65,000   Piedmont Natural Gas Co. Inc. ....................       2,077,400
      1,500   RGC Resources Inc. ...............................          42,435
     65,000   South Jersey Industries Inc. .....................       2,320,500
    290,800   Southwest Gas Corp. ..............................       8,799,608
    150,000   The Laclede Group Inc. ...........................       7,273,500
                                                                   -------------
                                                                      29,073,509
                                                                   -------------
              ENERGY AND UTILITIES: NATURAL RESOURCES -- 0.3%
     14,000   Alliance Holdings GP LP ..........................         280,420
     20,000   Compania de Minas Buenaventura SA, ADR............         469,600
     27,000   Peabody Energy Corp. .............................       1,215,000
     24,000   Uranium One Inc.+ ................................          51,868
     50,000   Uranium Resources Inc.+ ..........................          84,500
                                                                   -------------
                                                                       2,101,388
                                                                   -------------
              ENERGY AND UTILITIES: SERVICES -- 2.0%
    230,000   ABB Ltd., ADR ....................................       4,462,000
      6,000   Cameron International Corp.+ .....................         231,240
    200,000   Halliburton Co. ..................................       6,478,000
      1,000   Pike Electric Corp.+ .............................          14,730
     30,000   Tenaris SA, ADR ..................................       1,118,700
     28,000   Weatherford International Ltd.+ ..................         703,920
                                                                   -------------
                                                                      13,008,590
                                                                   -------------
              ENERGY AND UTILITIES: WATER -- 1.1%
      3,000   American States Water Co. ........................         115,500
    100,000   American Water Works Co. Inc. ....................       2,150,000
     44,000   Aqua America Inc. ................................         782,320
      2,000   California Water Service Group ...................          77,000
      2,000   Consolidated Water Co. Ltd. ......................          34,040
     10,000   Middlesex Water Co. ..............................         174,700
     75,000   Pennichuck Corp. .................................       1,725,000
     74,000   SJW Corp. ........................................       2,217,780
     61,600   Suez SA, Strips+ .................................             867
      7,727   United Utilities Group plc, ADR ..................         191,443
      1,650   York Water Co. ...................................          20,427
                                                                   -------------
                                                                       7,489,077
                                                                   -------------
              DIVERSIFIED INDUSTRIAL -- 0.9%
      6,000   Bouygues SA ......................................         268,185
    215,000   General Electric Co. .............................       5,482,500
     17,000   Mueller Water Products Inc., Cl. A ...............         152,660
                                                                   -------------
                                                                       5,903,345
                                                                   -------------

                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                        -------------
              ENVIRONMENTAL SERVICES -- 0.0%
      2,250   Veolia Environnement .............................   $      91,431
                                                                   -------------
              EXCHANGE TRADED FUNDS -- 1.4%
     85,000   Utilities HOLDRS Trust ...........................       9,167,250
                                                                   -------------
              TOTAL ENERGY AND UTILITIES .......................     453,726,211
                                                                   -------------
              COMMUNICATIONS -- 12.2%
              CABLE AND SATELLITE -- 3.2%
    360,000   Cablevision Systems Corp., Cl. A .................       9,057,600
    300,000   Charter Communications Inc., Cl. A+ ..............         219,000
     10,000   Cogeco Cable Inc. ................................         374,442
     40,000   Cogeco Inc. ......................................       1,172,657
     65,000   DISH Network Corp., Cl. A+ .......................       1,365,000
     11,000   EchoStar Corp., Cl. A+ ...........................         265,100
    114,000   Liberty Global Inc., Cl. A+ ......................       3,454,200
      6,000   Mediacom Communications Corp., Cl. A+ ............          35,520
     40,000   Rogers Communications Inc., Cl. B ................       1,329,600
     12,000   Shaw Communications Inc., Cl. B ..................         243,960
     90,000   The DIRECTV Group Inc.+ ..........................       2,355,300
      8,000   Time Warner Cable Inc., Cl. A+ ...................         193,600
     33,000   Tokyo Broadcasting System Inc. ...................         556,955
     42,396   Zon Multimedia Servicos de Telecomunicacoes
                 e Multimedia SGPS SA ..........................         309,765
      7,042   Zon Multimedia Servicos de Telecomunicacoes
                 e Multimedia SGPS SA, ADR .....................          51,337
                                                                   -------------
                                                                      20,984,036
                                                                   -------------
              TELECOMMUNICATIONS -- 6.1%
    240,000   AT&T Inc. ........................................       6,700,800
     70,000   BCE Inc. .........................................       2,429,700
     30,000   CenturyTel Inc. ..................................       1,099,500
    500,000   Cincinnati Bell Inc.+ ............................       1,545,000
    320,000   Deutsche Telekom AG, ADR .........................       4,873,600
      4,243   FairPoint Communications Inc. ....................          36,787
        200   Hutchison Telecommunications International
                 Ltd.+ .........................................             227
        600   Mobistar SA ......................................          42,018
      1,600   Nippon Telegraph & Telephone Corp. ...............       7,055,616
    230,000   Nortel Networks Corp., New York+ .................         515,200
     43,000   Philippine Long Distance Telephone Co., ADR ......       2,422,620
    220,000   Portugal Telecom SGPS SA .........................       2,200,527
     40,000   Portugal Telecom SGPS SA, ADR ....................         403,200
        200   PT Indosat Tbk ...................................             129
    310,000   Sprint Nextel Corp. ..............................       1,891,000
        600   Tele2 AB, Cl. B ..................................           6,738
     15,000   Telecom Italia SpA, ADR ..........................         223,800
      1,066   Telefonica SA, ADR ...............................          76,208
     50,000   Telephone & Data Systems Inc. ....................       1,787,500
     36,000   tw telecom inc.+ .................................         374,040
    225,000   Verizon Communications Inc. ......................       7,220,250
                                                                   -------------
                                                                      40,904,460
                                                                   -------------

               See accompanying notes to schedule of investments.

THE GABELLI UTILITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                        -------------
              COMMON STOCKS (CONTINUED)
              COMMUNICATIONS (CONTINUED)
              WIRELESS COMMUNICATIONS -- 2.9%
      7,000   America Movil SAB de CV, Cl. L, ADR ..............   $     324,520
     16,000   China Mobile Ltd., ADR ...........................         801,280
     16,500   China Unicom Ltd., ADR ...........................         249,480
     23,000   Clearwire Corp., Cl. A+ ..........................         273,240
     24,000   Millicom International Cellular SA ...............       1,648,080
      2,600   Mobile TeleSystems OJSC, ADR .....................         145,626
        180   MobileOne Ltd. ...................................             228
      4,800   NTT DoCoMo Inc. ..................................       7,577,641
    165,000   Price Communications Corp., Escrow+ (a) ..........               0
     28,000   SK Telecom Co. Ltd., ADR .........................         526,960
        200   SmarTone Telecommunications Holdings Ltd. ........             144
     70,000   United States Cellular Corp.+ ....................       3,284,400
     95,000   Vimpel-Communications, ADR .......................       1,928,500
    130,000   Vodafone Group plc, ADR ..........................       2,873,000
                                                                   -------------
                                                                      19,633,099
                                                                   -------------
              TOTAL COMMUNICATIONS .............................      81,521,595
                                                                   -------------
              OTHER -- 2.1%
              AVIATION: PARTS AND SERVICES -- 0.9%
  1,000,000   Rolls-Royce Group plc+ ...........................       5,982,435
                                                                   -------------
              BUILDING AND CONSTRUCTION -- 0.1%
     3,400    Acciona SA .......................................         508,806
                                                                   -------------
              BUSINESS SERVICES -- 0.1%
     60,000   Clear Channel Outdoor Holdings Inc., Cl. A+ ......         820,800
                                                                   -------------
              ENTERTAINMENT -- 0.5%
    100,000   Vivendi ..........................................       3,099,968
                                                                   -------------
              HEALTH CARE -- 0.0%
     12,000   Tsumura & Co. ....................................         302,384
                                                                   -------------
              TRANSPORTATION -- 0.5%
     85,000   GATX Corp. .......................................       3,363,450
                                                                   -------------
              TOTAL OTHER ......................................      14,077,843
                                                                   -------------
              TOTAL COMMON STOCKS ..............................     549,325,649
                                                                   -------------
              CONVERTIBLE PREFERRED STOCKS -- 0.2%
              ENERGY AND UTILITIES -- 0.1%
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 0.1%
        800   El Paso Corp., 4.990% Cv. Pfd. (b) ...............         843,758
                                                                   -------------
              COMMUNICATIONS -- 0.1%
              TELECOMMUNICATIONS -- 0.1%
     11,400   Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B ....         393,870
                                                                   -------------
              TOTAL CONVERTIBLE PREFERRED STOCKS ...............       1,237,628
                                                                   -------------


                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                        -------------
              WARRANTS -- 0.1%
              ENERGY AND UTILITIES -- 0.0%
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.0%
      3,480   Mirant Corp., Ser. A, expire 01/03/11+ ...........   $      13,920
     38,363   Mirant Corp., Ser. B, expire 01/03/11+ ...........         167,263
                                                                   -------------
                                                                         181,183
                                                                   -------------
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES
                 -- 0.0%
     56,700   Corning Natural Gas Corp., expire 08/17/11+ ......          87,885
                                                                   -------------
              TOTAL ENERGY AND UTILITIES .......................         269,068
                                                                   -------------
              COMMUNICATIONS -- 0.1%
              TELECOMMUNICATIONS -- 0.1%
     18,000   Bharti Airtel Ltd., expire 12/15/16+ (b) .........         335,792
                                                                   -------------
              TOTAL WARRANTS ...................................         604,860
                                                                   -------------

 PRINCIPAL
   AMOUNT
-----------
              U.S. GOVERNMENT OBLIGATIONS -- 17.2%
              U.S. TREASURY BILLS -- 10.2%
$ 68,112,00   U.S. Treasury Bills, 0.152% to 1.930%++,
                 10/02/08 to 01/29/09 ..........................      68,056,499
                                                                   -------------
              U.S. TREASURY NOTES -- 7.0%
  28,130,00      4.500%, 04/30/09 ..............................      28,593,723
  17,625,00      4.750%, 12/31/08 ..............................      17,794,376
                                                                   -------------
              TOTAL U.S. TREASURY NOTES ........................      46,388,099
                                                                   -------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ................     114,444,598
                                                                   -------------
              TOTAL INVESTMENTS -- 100.0%
                 (Cost $667,395,841) ...........................   $ 665,612,735
                                                                   =============
              Aggregate book cost ..............................   $ 667,395,841
                                                                   =============
              Gross unrealized appreciation. ...................   $  45,856,234
              Gross unrealized depreciation. ...................     (47,639,340)
                                                                   -------------
              Net unrealized appreciation/(depreciation) .......   $  (1,783,106)
                                                                   =============

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $0 or 0.00% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $1,179,550 or 0.18% of total investments.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

               See accompanying notes to schedule of investments.

THE GABELLI UTILITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

THE GABELLI UTILITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                INVESTMENTS IN        OTHER FINANCIAL
                                                  SECURITIES     INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)        APPRECIATION)*
----------------                                --------------   -----------------------
Level 1 - Quoted Prices                           $551,168,137              --
Level 2 - Other Significant Observable Inputs      114,444,598          $2,484
Level 3 - Significant Unobservable Inputs                    0              --
                                                  ------------          ------
TOTAL                                             $665,612,735          $2,484
                                                  ============          ======

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                 (MARKET VALUE)
                                                                 ---------------
BALANCE AS OF 12/31/07                                                 $ 0
Accrued discounts/(premiums)                                            --
Realized gain/(loss)                                                    --
Change in unrealized appreciation/(depreciation)                         0
Net purchases/(sales)                                                   --
Transfers in and/or out of Level 3                                      --
                                                                       ---
BALANCE AS OF 09/30/08                                                 $ 0
                                                                       ===

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term

THE GABELLI UTILITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into a contract for difference swap with Bear, Stearns International Limited. Details of the swap at September 30, 2008 are as follows:

        NOTIONAL                EQUITY SECURITY             INTEREST RATE/        TERMINATION     NET UNREALIZED
         AMOUNT                    RECEIVED              EQUITY SECURITY PAID         DATE         APPRECIATION
------------------------   ------------------------   -------------------------   ------------    --------------
                                                        Overnight LIBOR plus
                                  Market Value        40 bps plus Market Value
                                Appreciation on:          Depreciation on:
$138,766 (22,000 Shares)    International Power plc   International Power plc       09/15/09          $2,484

                                  (FLOW CHART)

THE GABELLI UTILITIES FUND

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

Mary E. Hauck
FORMER SENIOR PORTFOLIO MANAGER
GABELLI-O'CONNOR FIXED INCOME
MUTUAL FUND MANAGEMENT CO.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

                                    OFFICERS

Bruce N. Alpert
PRESIDENT

Agnes Mullady
SECRETARY AND TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
-------------------------------------------------------------------------------

GAB470Q308SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.